Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 266,954	$ 240,848
Total capital to risk weighted assets actual ratio (as a percent)	12.70%	14.10%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 181,298	$ 136,588
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	8.625%	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)		10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 243,897	$ 219,483
Tier 1 capital to risk weighted assets actual ratio (as a percent)	11.60%	12.90%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 139,295	$ 102,441
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.625%	6.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)		8.00%	6.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 243,897	$ 219,483
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	11.60%	12.90%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 107,756	$ 76,831
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	5.125%	4.50%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)		6.50%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 243,897	$ 219,483
Tier 1 capital to average assets actual ratio (as a percent)	11.20%	11.10%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 87,106	$ 79,361
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)		5.00%	5.00%
Wilson Bank Holding Company [Member]
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 265,142	$ 238,963
Total capital to risk weighted assets actual ratio (as a percent)	12.60%	14.00%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 181,496	$ 136,575
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	8.625%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 210,430	$ 170,719
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 242,085	$ 217,600
Tier 1 capital to risk weighted assets actual ratio (as a percent)	11.50%	12.80%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 139,462	$ 102,431
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.625%	6.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 168,407	$ 136,575
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	8.00%	8.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 242,085	$ 217,600
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	11.50%	12.80%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 107,886	$ 76,823
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	5.125%	4.50%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 136,831	$ 110,967
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.50%	6.50%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 242,085	$ 217,600
Tier 1 capital to average assets actual ratio (as a percent)	11.10%	11.00%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 87,238	$ 79,354
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized amount	$ 109,047	$ 99,192
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)	5.00%	5.00%